Notes Payable - Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Notes payable	$ 1,100,000	$ 600,000
6.50% Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Notes payable	600,000	600,000
6.125% Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Notes payable	$ 500,000